Goodwill (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill
6M16	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	496	1,511	2,046	2,838	917	12	7,820
Goodwill acquired during the year	5	0	0	0	0	0	5
Foreign currency translation impact	(5)	(27)	(15)	(1)	(7)	0	(55)
Other	(1)	(5)	(1)	0	0	0	(7)
Balance at end of period	495	1,479	2,030	2,837	910	12	7,763
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	495	1,479	1,258	118	522	0	3,872